Institutional Class Z [Member] Investment Objectives and Goals - Institutional Z - Harding Loevner Institutional Emerging Markets Portfolio	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Institutional Emerging Markets Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Institutional Emerging Markets Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of companies based in emerging markets.